Oil and Gas Properties (Details) - USD ($)							3 Months Ended		6 Months Ended			12 Months Ended
	Nov. 15, 2025	Sep. 09, 2025	Jun. 20, 2025	Jun. 17, 2025	Feb. 10, 2025	Oct. 17, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Oil and Gas Properties (Details) [Line Items]
Depreciation, depletion, and amortization expense							$ 2,136,209	$ 458,190	$ 3,927,185	$ 555,265
Overriding royalty interest					10.00%							94.00%
Purchase price		$ 17,012,649	$ 547,600
Ratio equal amount					$ 7,000,000
Amount purchase of leasehold cost		$ 13,675,000									[1]		$ 20,000
Development and production amount												3,000,000
Proceeds from sale of common stock										7,024,332	[1]	8,502,252	2,628,334
Loss on leasehold cost												10,273,710
Closing value												87,250
Recognized gain amount												$ 13,379,040
Shares issued (in Shares)												21,120,163
Depletion, depreciation and amortization							$ 2,136,209	$ 458,190	$ 3,927,185	$ 555,265	[1]	$ 3,170,092	$ 2,407,098
Royalty Agreements [Member]
Oil and Gas Properties (Details) [Line Items]
Exchange payment					7,000,000
Promissory Note [Member]
Oil and Gas Properties (Details) [Line Items]
Aggregate principal					15,000,000
Common Stock [Member]
Oil and Gas Properties (Details) [Line Items]
Common stock, shares issued (in Shares)												250,000
Pogo ORRI Purchase Price [Member]
Oil and Gas Properties (Details) [Line Items]
Purchase price					$ 13,500,000
OpCo Preferred Units [Member]
Oil and Gas Properties (Details) [Line Items]
Ratio equal amount	$ 20
Waterflood ORRI [Member]
Oil and Gas Properties (Details) [Line Items]
Exchanges rate												15.00%
Horizontal ORRI [Member]
Oil and Gas Properties (Details) [Line Items]
Exchanges rate												5.00%
Proceeds from sale of common stock												$ 20,500,000
Rate of sale												5.00%
San Andres Formation [Member]
Oil and Gas Properties (Details) [Line Items]
Operated working interest rate												65.00%
Master Services Agreement [Member]
Oil and Gas Properties (Details) [Line Items]
Prepay an initial cash			$ 500,000
2025 ORRI Agreement [Member]
Oil and Gas Properties (Details) [Line Items]
Overriding royalty interest		15.00%
2025 ORRI Agreement [Member] | Oil and Gas Properties [Member]
Oil and Gas Properties (Details) [Line Items]
Agreed to pay fees												$ 1,760,000
2025 ORRI Agreement [Member] | Vertus Energy Assets, LLC [Member]
Oil and Gas Properties (Details) [Line Items]
Overriding royalty interest		5.00%
Common Stock Purchase Agreement [Member]
Oil and Gas Properties (Details) [Line Items]
Common stock, shares issued (in Shares)												14,770,000
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Oil and Gas Properties (Details) [Line Items]
Proceeds from sale of common stock						$ 150,000,000						$ 8,502,252
Common Stock Purchase Agreement [Member] | Waterflood ORRI [Member]
Oil and Gas Properties (Details) [Line Items]
Proceeds from sale of common stock												$ 20,000,000
Virtus Farmout Program [Member]
Oil and Gas Properties (Details) [Line Items]
Royalty agreed amount		$ 5,000,000
Operated working interest rate		65.00%
Non-operated working interest rate		35.00%
Maximum [Member]
Oil and Gas Properties (Details) [Line Items]
Purchase price		$ 13,500,000
Maximum [Member] | Pogo ORRI [Member]
Oil and Gas Properties (Details) [Line Items]
Purchase price		$ 14,000,000
Maximum [Member] | Virtus Farmout Program [Member]
Oil and Gas Properties (Details) [Line Items]
AMI participation percentage		65.00%
Minimum [Member]
Oil and Gas Properties (Details) [Line Items]
Purchase price		$ 13,675,000
Rate of sale												15.00%
Minimum [Member] | Pogo ORRI [Member]
Oil and Gas Properties (Details) [Line Items]
Purchase price		$ 13,675,000
Minimum [Member] | LH Operating, LLC [Member]
Oil and Gas Properties (Details) [Line Items]
AMI participation percentage		35.00%
Class B Common Units [Member] | OpCo Preferred Units [Member]
Oil and Gas Properties (Details) [Line Items]
Preferred units (in Shares)					1,500,000
Class A Common Stock [Member]
Oil and Gas Properties (Details) [Line Items]
Share price (in Dollars per share)	$ 0.0001
Trading days period					5 days
Common stock, shares issued (in Shares)							55,424,861		55,424,861			51,740,701	9,923,205
Shares issued (in Shares)			1,000,000									52,140,701
Class A Common Stock [Member] | OpCo Preferred Units [Member]
Oil and Gas Properties (Details) [Line Items]
Common stock, shares issued (in Shares)					1,500,000
Class A Common Stock [Member] | LH Operating, LLC [Member]
Oil and Gas Properties (Details) [Line Items]
Shares issued (in Shares)				1,000,000
Class A Common Stock [Member] | EON Energy’s [Member]
Oil and Gas Properties (Details) [Line Items]
Shares issued (in Shares)												1,000,000
Share price (in Dollars per share)			$ 0.55
Class A Common Stock [Member] | Master Services Agreement [Member]
Oil and Gas Properties (Details) [Line Items]
Shares issued (in Shares)			1,000,000
Share price (in Dollars per share)			$ 0.5476
Fair market value			$ 547,600

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11